Revenue	12 Months Ended
Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
9.	Revenue

(a)	Disaggregation of revenue from contracts with customers
(in thousands of Russian Roubles)

	For the year ended December 31,
	2019			2018			2017*
	Russia	Other segments	Total segments	Russia	Other segments	Total segments	Russia	Other segments	Total segments
Bundled Subsc r iptions	2,154,831	69,120	2,223,951	1,884,557	61,822	1,946,379	1,522,729	29,891	1,552,620
CV Database Access	1,508,085	253,643	1,761,728	1,196,770	204,768	1,401,538	920,601	163,323	1,083,924
Job Postings	2,900,678	211,510	3,112,188	2,108,342	119,584	2,227,926	1,498,721	140,769	1,639,490
Other VAS	648,168	42,706	690,874	510,755	31,175	541,930	416,428	40,077	456,505

Total revenue	7,211,762	576,979	7,788,741	5,700,424	417,349	6,117,773	4,358,479	374,060	4,732,539

*	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.
In the following table, revenue from contracts with customers of Russian segment is disaggregated by type of customer account:
(in thousands of Russian Roubles)

	For the year ended December 31,
	2019	2018	2017
Key Accounts in Russia
Moscow and St.Petersburg	1,981,959	1,695,823	1,454,278
Other regions of Russia	664,649	547,710	426,384

Sub-total	2,646,608	2,243,533	1,880,662
Small and Medium Accounts in Russia
Moscow and St.Petersburg	2,579,517	2,150,685	1,641,225
Other regions of Russia	1,614,359	1,036,346	624,200

Sub-total	4,193,876	3,187,031	2,265,425
Foreign customers of Russia segment	41,385	31,507	20,342
Other customers in Russia	329,893	238,353	192,050

Total for “Russia” operating segment	7,211,762	5,700,424	4,358,479

The revenue arising from
non-monetary
exchanges of services with customers included in the table above amounted to RUB 50,804 thousand for the year ended December 31, 2019, RUB 51,254 thousand for the year ended December 31, 2018 and RUB 47,257 thousand for the year ended December 31, 2017.

(b)	Contract balances
The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.
(in thousands of Russian Roubles)

		For the year ended December 31,
	Note	2019	2018
Receivables, which are included in “Trade and other receivables”	16	52,462	32,858
Contract liabilities		2,367,416	2,072,640

The contract liabilities primarily relate to the advance consideration received from customers for granting access to our CV database and displaying job advertisements on our web site, for which revenue is recognised when performance obligations are met.
Increase in contract liabilities is explained primarily by growth of our revenues. The increasing number of contracts with customers and their value translates into increase in prepayments made by customers, thus contract liabilities increase.
The amount of RUB 1,901,767 thousand recognised in contract liabilities at the beginning of the year has been recognised as revenue for the year ended December 31, 2019 (for the year ended December 31, 2018 – RUB 1,369,370 thousand).
The amount of revenue recognised for the year ended December 31, 2019 from performance obligations satisfied (or partially satisfied) in previous periods is RUB 7,208 thousand (for the year ended December 31, 2018 – RUB 5,259 thousand). This is mainly due to changes in the estimate of the expected usage of job postings in our Bundled Subscriptions.
No information is provided about remaining performance obligations at December 31, 2019 that have an original expected duration of one year or less, as allowed by IFRS 15.